INCOME TAXES - Summary of income (loss) by tax jurisdictions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Income from Chinese Mainland operations	¥ 1,892,631		¥ 1,286,327	¥ 1,631,882
(Loss) income from non-Chinese Mainland operations	(19,246)		9,041	(84,700)
Income before income taxes and share of loss from equity method investments	¥ 1,873,385	$ 267,891	¥ 1,295,368	¥ 1,547,182